                             Janus Investment Fund
                               Janus Equity Funds

                        Supplement dated March 23, 2007
                      to Currently Effective Prospectuses

The following information replaces in its entirety the fifth bullet point under OTHER TYPES OF INVESTMENTS in the "GENERAL PORTFOLIO POLICIES" section of the
Prospectuses:

    - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales), with the exception of INTECH Risk-Managed Stock Fund, which does not intend to invest in short sales

                             Janus Investment Fund
                        Supplement dated March 23, 2007
                      to Currently Effective Prospectuses

The following information replaces in its entirety the fifth bullet point under OTHER TYPES OF INVESTMENTS in the "GENERAL PORTFOLIO POLICIES" section of the
Prospectuses:

    - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of the Fund's assets may be invested in naked short sales)

                             Janus Investment Fund
                       Janus Tax-Exempt Money Market Fund

                        Supplement dated March 23, 2007
                      to Currently Effective Prospectuses

The following supplements the information in the "INVESTMENT PERSONNEL" section of the Prospectuses:

       Craig Jacobson, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Tax-Exempt Money Market Fund, which he has co-managed since March 2007. In addition, Mr. Jacobson performs duties as a fixed income research analyst. Mr. Jacobson joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor's degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Janus Tax-Exempt Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.

                             Janus Investment Fund
                          Janus Equity and Bond Funds

                        Supplement dated March 23, 2007
           to Currently Effective Statement of Additional Information

The following replaces the last sentence of the last paragraph in the "SHORT SALES" section of the Statement of Additional Information:

    The total market value of all of a Fund's naked short sale positions will not exceed 10% of its net assets.

In addition, Andrew J. Iseman has assumed responsibility as President and Chief Executive Officer of Janus Investment Fund. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statement of Additional Information:

----------------------------------------------------------------------------------------
                                        OFFICERS
----------------------------------------------------------------------------------------
                                         TERM OF
 NAME, AGE AS OF                         OFFICE* AND
 DECEMBER 31, 2006,   POSITIONS HELD     LENGTH OF     PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          WITH FUNDS         TIME SERVED   PAST FIVE YEARS
----------------------------------------------------------------------------------------
 Andrew J. Iseman     President and      3/07-Present  Chief Operating Officer and
 151 Detroit Street   Chief Executive                  Senior Vice President of Janus
 Denver, CO 80206     Officer                          Capital; and President of Janus
 Age 42                                                Services LLC. Formerly, Senior
                                                       Vice President (2005-2007) of
                                                       Enhanced Investment Technologies,
                                                       LLC; Vice President of Janus
                                                       Capital (2003-2005) and Janus
                                                       Services LLC (2003-2004); and
                                                       Chief Operating Officer
                                                       (2000-2002) and Vice President
                                                       (1999-2002) of Berger Financial
                                                       Group LLC.
----------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

                             Janus Investment Fund
                             Janus Smart Portfolios

                        Supplement dated March 23, 2007
           to Currently Effective Statement of Additional Information

The following replaces the last sentence of the last paragraph in the "SHORT SALES" section of the Statement of Additional Information:

    The total market value of all of an underlying fund's naked short sale positions will not exceed 10% of its net assets.

In addition, Andrew J. Iseman has assumed responsibility as President and Chief Executive Officer of Janus Investment Fund. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statement of Additional Information:

---------------------------------------------------------------------------------------
                                       OFFICERS
---------------------------------------------------------------------------------------
                                        TERM OF
 NAME, AGE AS OF                        OFFICE* AND
 DECEMBER 31, 2006,   POSITIONS HELD    LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          WITH PORTFOLIOS   TIME SERVED    PAST FIVE YEARS
---------------------------------------------------------------------------------------
 Andrew J. Iseman     President and     3/07-Present   Chief Operating Officer and
 151 Detroit Street   Chief                            Senior Vice President of Janus
 Denver, CO 80206     Executive                        Capital; and President of Janus
 Age 42               Officer                          Services LLC. Formerly, Senior
                                                       Vice President (2005-2007) of
                                                       Enhanced Investment
                                                       Technologies, LLC; Vice
                                                       President of Janus Capital
                                                       (2003-2005) and Janus Services
                                                       LLC (2003-2004); and Chief
                                                       Operating Officer (2000-2002)
                                                       and Vice President (1999-2002)
                                                       of Berger Financial Group LLC.
---------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

                             Janus Investment Fund
                  Janus Money Market Funds -- Investor Shares

                        Supplement dated March 23, 2007
           to Currently Effective Statement of Additional Information

Andrew J. Iseman has assumed responsibility as President and Chief Executive Officer of Janus Investment Fund. In addition, Craig Jacobson is a co-portfolio manager of Janus Tax-Exempt Money Market Fund. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statement of Additional Information:

--------------------------------------------------------------------------------------
                                       OFFICERS
--------------------------------------------------------------------------------------
 NAME, AGE AS OF                             TERM OF OFFICE* AND   PRINCIPAL
 DECEMBER 31, 2006,    POSITIONS HELD WITH   LENGTH OF TIME        OCCUPATIONS DURING
 AND ADDRESS           FUNDS                 SERVED                THE PAST FIVE YEARS
--------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice        3/07-Present          Vice President and
 151 Detroit Street    President and Co-                           Research Analyst of
 Denver, CO 80206      Portfolio Manager                           Janus Capital.
 Age 36                Janus Tax-Exempt
                       Money Market Fund
--------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief   3/07-Present          Chief Operating
 151 Detroit Street    Executive Officer                           Officer and Senior
 Denver, CO 80206                                                  Vice President of
 Age 42                                                            Janus Capital; and
                                                                   President of Janus
                                                                   Services LLC.
                                                                   Formerly, Senior
                                                                   Vice President
                                                                   (2005-2007) of
                                                                   Enhanced Investment
                                                                   Technologies, LLC;
                                                                   Vice President of
                                                                   Janus Capital
                                                                   (2003-2005) and
                                                                   Janus Services LLC
                                                                   (2003-2004); and
                                                                   Chief Operating
                                                                   Officer (2000-2002)
                                                                   and Vice President
                                                                   (1999-2002) of
                                                                   Berger Financial
                                                                   Group LLC.
--------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.